Members' Deficit (Details) - Manscaped Holdings, LLC [Member] $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Members' Deficit (Details) [Line Items]
Additional paid-in capital conversion feature	$ 2.1
Reclassified amount	$ 0.9